Segment reporting	6 Months Ended
Mar. 31, 2019
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

•	more effectively assess current year performance against prior years;
•	compare performance across business divisions; and
•	compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

•	material items that key decision makers at Westpac believe do not reflect the Group’s operating performance;
•	items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
•	accounting reclassifications between individual line items that do not impact statutory results.

Reportable operating segments

On 19 March 2019, the Group announced changes to the way it supports customer’s wealth and insurance needs, realigning its major BTFG businesses into expanded Consumer and Business divisions and exiting the provision of personal financial advice. Changes to the Group’s organisation structure were effective from 1 April 2019. However, up to 31 March 2019, the accounting and financial performance continued to be reported (both internally and externally) on the basis of the existing structure.

The operating segments are defined by the customers they service and the services they provide:

•	Consumer Bank (CB):
-	responsible for sales and service of banking and financial products and services;
-	customer base is consumer in Australia; and
-	operates under the Westpac, St.George, BankSA, Bank of Melbourne and RAMS brands.
•	Business Bank (BB):
-	responsible for sales and service of banking and financial products and services;
-	customer base is SME and commercial business customers in Australia for facilities up to approximately $150 million; and
-	operates under the Westpac, St.George, BankSA and Bank of Melbourne brands.
•	BT Financial Group (Australia) (BTFG):
-	Westpac’s Australian wealth management and insurance division;
-	services include the manufacturing and distribution of investment, superannuation and retirement products, wealth administration platforms, private wealth, margin lending and equities broking;
-	BTFG’s insurance business covers the manufacturing and distribution of life, general and lenders mortgage insurance;
-	in addition to the BT brand, BTFG operates a range of financial services brands along with the banking brands of Westpac, St.George, Bank of Melbourne and BankSA for Private Wealth and Insurance.
•	Westpac Institutional Bank (WIB):
-	Westpac’s institutional financial services division delivering a broad range of financial products and services;
-	services include transactional banking, financing and debt capital markets, specialised capital, and alternative investment solutions;
-	customer base includes commercial, corporate, institutional and government customers;
-	customers are supported throughout Australia, as well as via branches and subsidiaries located in New Zealand, US, UK and Asia; and
-	also responsible for Westpac Pacific, providing a range of banking services in Fiji and Papua New Guinea.
•	Westpac New Zealand:
-	responsible for sales and service of banking, wealth and insurance products to customers in New Zealand;
-	customer base includes consumers, business and institutional customers; and
-	operates under the Westpac brand for banking products, the Westpac Life brand for life insurance products and the BT brand for wealth products.
•	Group Businesses include:
-

Treasury, which is responsible for the management of the Group’s balance sheet including wholesale funding, capital and management of liquidity. Treasury also manages the interest rate and foreign exchange risks inherent in the balance sheet, including managing the mismatch between Group assets and liabilities. Treasury’s earnings are primarily sourced from managing the Group’s balance sheet and interest rate risk (excluding Westpac New Zealand) within set risk limits;

-

Group Technology[1], which comprises functions for the Australian businesses, is responsible for technology strategy and architecture, infrastructure and operations, applications development and business integration;

-

Core Support[2], which comprises functions performed centrally, including Australian banking operations, property services, strategy, finance, risk, compliance, legal, human resources, and customer and corporate relations; and

-

Group Businesses also includes earnings on capital not allocated to divisions, for certain intra-group transactions that facilitate presentation of performance of the Group’s operating segments, earnings from non-core asset sales, earnings and costs associated with the Group’s fintech investments, and certain other head office items such as centrally held provisions.

Revisions to segment results

For Westpac, AASB 9 and AASB 15 were adopted on 1 October 2018 and as comparatives were not restated, line item movements in our reported results are not directly comparable across periods. In order to provide the operational trends in business, we have revised the 2018 cash earnings comparatives as if the standards were adopted on 1 October 2017, except for expected credit loss provisioning which is not feasible. These adjustments do not impact Full Year 2018 cash earnings but affect individual line items. These adjustments are comprised of:

•	Line fees: The Group has reclassified line fees (mostly Business Bank) from non-interest income to net interest income to more appropriately reflect the relationship with drawn lines of credit;
•

Other fees and expenses: The Group has restated the classification of a number of fees and expenses. This has resulted in the grossing up of net interest income, non-interest income, impairment charges and operating expenses;

•	Card scheme: Support payments received from Mastercard and Visa have been reclassified to non-interest income and related expenses have been reclassified to operating expenses;
•	Merchant terminal costs: Some variable costs related to Westpac’s merchant terminal business have been reclassified between non-interest income and operating expenses; and
•

Interest carrying adjustment: Interest on performing loans (stage 1 and stage 2 loans) is now measured on the gross loan value. Previously, interest on performing loans was recognised on the loan balance net of provisions. This adjustment increases interest income and impairment charges.

Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Comparatives have also been restated for:

•	recent customer migration and accompanying impacts on divisional income statement and balance sheet; and
•	refinement in expense allocations.

[1]  Costs are fully allocated to other divisions in the Group.

[2]  Costs are partially allocated to other divisions in the Group, with costs attributed to enterprise activity retained in Group Businesses.

The tables present the segment results on a cash earnings basis for the Group[1]:

	Half Year March 19
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	3,882	2,223	297	743	945	299	8,389
Net fee income	311	232	(117)	319	75	6	826
Net wealth management and insurance income	-	-	242	-	81	-	323
Trading income	44	51	3	357	25	(16)	464
Other income	4	4	14	6	53	20	101
Net operating income before operating expenses and impairment charges	4,241	2,510	439	1,425	1,179	309	10,103
Operating expenses	(1,821)	(988)	(872)	(654)	(454)	(252)	(5,041)
Impairment (charges) / benefits	(268)	(75)	1	(15)	(13)	37	(333)
Profit before income tax	2,152	1,447	(432)	756	712	94	4,729
Income tax expense	(638)	(434)	127	(210)	(188)	(87)	(1,430)
Net profit attributable to non-controlling interests	-	-	-	(3)	-	-	(3)
Cash earnings for the period	1,514	1,013	(305)	543	524	7	3,296
Net cash earnings adjustments	-	-	(5)	-	(5)	(113)	(123)
Net profit for the period attributable to owners of Westpac Banking Corporation	1,514	1,013	(310)	543	519	(106)	3,173
Total assets	394,484	155,067	35,063	99,848	89,510	117,090	891,062
Total liabilities	210,655	111,596	43,752	115,074	78,193	267,857	827,127

	Half Year Sept 18
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	3,760	2,362	302	754	917	375	8,470
Net fee income	340	260	(97)	308	74	8	893
Net wealth management and insurance income	-	-	836	180	72	-	1,088
Trading income	47	50	(1)	307	30	(14)	419
Other income	5	5	(3)	17	5	27	56
Net operating income before operating expenses and impairment charges	4,152	2,677	1,037	1,566	1,098	396	10,926
Operating expenses	(1,883)	(967)	(682)	(771)	(429)	(275)	(5,007)
Impairment (charges) / benefits	(236)	(164)	(4)	9	13	14	(368)
Profit before income tax	2,033	1,546	351	804	682	135	5,551
Income tax expense	(620)	(466)	(110)	(264)	(188)	(87)	(1,735)
Net profit attributable to non-controlling interests	-	-	-	(2)	-	-	(2)
Cash earnings for the period	1,413	1,080	241	538	494	48	3,814
Net cash earnings adjustments	-	-	(73)	-	3	153	83
Net profit for the period attributable to owners of Westpac Banking Corporation	1,413	1,080	168	538	497	201	3,897
Total assets	392,494	156,391	34,923	102,513	82,425	110,846	879,592
Total liabilities	212,473	114,098	42,499	126,655	72,077	247,217	815,019

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

	Half Year March 18
					Westpac
			BT Financial	Westpac	New
	Consumer	Business	Group	Institutional	Zealand	Group
$m	Bank	Bank	(Australia)	Bank	(A$)	Businesses	Group
Net interest income	4,089	2,328	294	688	882	436	8,717
Net fee income	319	251	54	302	90	1	1,017
Net wealth management and insurance income	-	-	820	32	77	-	929
Trading income	49	54	(3)	390	21	(4)	507
Other income	2	6	10	29	4	18	69
Net operating income before operating expenses and impairment charges	4,459	2,639	1,175	1,441	1,074	451	11,239
Operating expenses	(1,766)	(948)	(590)	(678)	(426)	(283)	(4,691)
Impairment (charges) / benefits	(250)	(148)	(4)	6	(35)	(13)	(444)
Profit before income tax	2,443	1,543	581	769	613	155	6,104
Income tax expense	(734)	(463)	(175)	(212)	(173)	(94)	(1,851)
Net profit attributable to non-controlling interests	-	-	-	(3)	-	1	(2)
Cash earnings for the period	1,709	1,080	406	554	440	62	4,251
Net cash earnings adjustments	(15)	(2)	-	-	10	(46)	(53)
Net profit for the period attributable to owners of Westpac Banking Corporation	1,694	1,078	406	554	450	16	4,198
Total assets	385,959	154,725	35,806	105,009	84,285	106,071	871,855
Total liabilities	203,801	111,364	42,058	124,249	73,801	253,917	809,190

Reconciliation of reported results to cash earnings

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
NET PROFIT ATTRIBUTABLE TO OWNERS OF WESTPAC BANKING CORPORATION	3,173	3,897	4,198	(19)	(24)
Amortisation of intangible assets	-	-	17	-	(100)
Fair value (gain)/loss on economic hedges	125	(163)	37	large	large
Ineffective hedges	(5)	4	9	large	large
Adjustment related to Pendal (previously BTIM)	5	73	-	(93)	-
Treasury shares	(2)	3	(10)	large	(80)
Total cash earnings adjustments (post-tax)	123	(83)	53	large	132
Cash earnings	3,296	3,814	4,251	(14)	(22)
[1]

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.